ORGANIZATION AND DESCRIPTION OF BUSINESS OPERATIONS (Details Narrative)									1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 26, 2024 USD ($) $ / shares	Jan. 19, 2024 $ / shares shares	Nov. 17, 2023 USD ($) shares	Jul. 13, 2023 USD ($) $ / shares shares	Dec. 23, 2022 USD ($) $ / shares shares	Oct. 29, 2022 USD ($) $ / shares	Jul. 12, 2022	Oct. 29, 2021 USD ($) $ / shares shares	Jan. 31, 2024 shares	Jul. 31, 2023 shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Jul. 21, 2023 $ / shares	Jun. 30, 2023 USD ($)	Feb. 09, 2023 USD ($)	Jan. 30, 2023 USD ($)	Oct. 19, 2022 USD ($)	Oct. 15, 2022 USD ($)	May 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares										18,000
Cash																$ 2,000,000
Per share price | $ / shares																$ 12.00
Stock issued during period value new issues
Warrant expiration term																								5 years
Retained Earnings (Accumulated Deficit)												$ 12,358,924				$ 15,231,269
Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued price per share | $ / shares						$ 10.10		$ 10.10
Gross proceeds from private placement															$ 5,195,000
Transaction costs								$ 7,282,500
Cash of underwriting commissions								2,530,000
Marketing fee								4,427,500
Offering costs								325,000
Deposits into trust account								$ 127,765,000
Investment maturity days								185 days
Cash			$ 2,000,000					$ 764,101				177,876		595,536	877,099
Working capital												$ 3,527,747		$ 2,179,125
Per share price | $ / shares								$ 0.20				$ 0.02		$ 0.02
Percentage of outstanding public shares						100.00%
Interest payable						$ 50,000
Stock issued during period value new issues
Business combination description								In addition, under a business combination marketing agreement, the Company has engaged I-Bankers as an advisor in connection with the Business Combination and will pay I-Bankers a cash fee for such marketing services upon the consummation of the Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the IPO, including any proceeds from the exercise of the underwriters’ over-allotment option				In addition, under a business combination marketing agreement, the Company has engaged I-Bankers as an advisor in connection with the Business Combination and will pay I-Bankers a cash fee for such marketing services upon the consummation of the Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the IPO, including any proceeds from the exercise of the underwriters’ over-allotment option.
Asset, Held-in-Trust, Current												$ 6,703,330		$ 9,160,803	127,760,867
Retained Earnings (Accumulated Deficit)												7,789,256		6,440,634	3,776,318
Distribution for taxes payments													$ 754,873	$ 754,873
Common stock subject to possible redemption, shares | shares				574,764	830,210							574,764		830,210	12,650,000
Deep Medicine Acquisition Corp [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued price per share | $ / shares	$ 11.50	$ 11.50
Deep Medicine Acquisition Corp [Member] | F A W Jilin Automobile Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage							64.00%
Deep Medicine Acquisition Corp [Member] | Sponsor and Affiliates [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Loans payable												$ 2,065,000		$ 1,865,000
Proceeds from unsecured notes payable												500,000
Deep Medicine Acquisition Corp [Member] | Sponsor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Loans payable														500,000
Proceeds from unsecured notes payable												500,000
Principal amount																				$ 300,000
Asset, Held-in-Trust, Current																			$ 300,000
Deep Medicine Acquisition Corp [Member] | Sponsor And Its Affiliates [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Loans payable														1,865,000	$ 500,000
Deep Medicine Acquisition Corp [Member] | Stockholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposits into trust account					$ 50,000							$ 300,000		$ 100,000
Per share price | $ / shares	$ 11.50			$ 11.41	$ 10.24									$ 10.24
Stock holding during period, shares | shares				255,446	11,819,790									11,819,790
Payments to related party	$ 10,845			$ 2,914,230	$ 121,034,650									$ 121,034,650
Deep Medicine Acquisition Corp [Member] | Stockholders [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposits into trust account																			$ 100,000
Deep Medicine Acquisition Corp [Member] | Transaction Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued price per share | $ / shares						$ 10.10
Deep Medicine Acquisition Corp [Member] | Sponsor Affiliate Notes [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposits into trust account																					$ 50,000	$ 1,265,000
Principal amount																				$ 300,000			$ 1,265,000
Deep Medicine Acquisition Corp [Member] | Promissory Note [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Principal amount																	$ 84,617
Deep Medicine Acquisition Corp [Member] | Promissory Note [Member] | Sponsor And Its Affiliates [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from unsecured notes payable														$ 500,000
Deep Medicine Acquisition Corp [Member] | Promissory Note [Member] | Director [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Principal amount																	$ 84,617
Deep Medicine Acquisition Corp [Member] | Business Combination Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Per share price | $ / shares												$ 10.10		$ 10.10				$ 10.00
Business combination net tangible assets												$ 5,000,001		$ 5,000,001
Business combination net tangible assets							1					1
Fair market value of net assets														80.00%
Percent of business combination transaction														50.00%
Common Class A [Member] | Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares			212,752
Shares issued to converting convertible securities | shares					3,162,500									3,162,500
Common stock subject to possible redemption, shares | shares				4,357,964
Common Class A [Member] | Deep Medicine Acquisition Corp [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares		3,952,979							5,750,274
Common Class B [Member] | Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares were cancelled | shares					3,162,500									3,162,500
Common Class B [Member] | Deep Medicine Acquisition Corp [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares									1,716,860
Representative Shares [Member] | Deep Medicine Acquisition Corp [Member] | I-Banker [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares								101,200
IPO [Member] | Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares												11,000,000		11,000,000
Shares issued price per share | $ / shares												$ 10.00		$ 10.00
Stock issued during period value new issues												$ 110,000,000		$ 110,000,000
Underwriting commissions												$ 2,530,000
Percentage IPO gross proceeds												2.00%
Distribution for taxes payments														$ 554,873
IPO [Member] | Deep Medicine Acquisition Corp [Member] | I-Banker [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares												101,200
Warrant expiration term												5 years
Warrant issue to purchase stock | shares												632,500
Percentage of warrants issued												5.00%
Warrants exercise price | $ / shares												$ 12.00
IPO [Member] | Common Class A [Member] | Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares								12,650,000
Shares issued price per share | $ / shares								$ 10.00
Over-Allotment Option [Member] | Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares								1,650,000				1,650,000		1,650,000
Percentage of options												15.00%		15.00%
Underwriting commissions														$ 2,530,000
Over-Allotment Option [Member] | Deep Medicine Acquisition Corp [Member] | I-Banker [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Warrant expiration term								5 years
Warrant issue to purchase stock | shares								632,500
Percentage of warrants issued								5.00%
Warrants exercise price | $ / shares								$ 12.00
Private Placement [Member] | Common Class A [Member] | Deep Medicine Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares								519,500							519,500
Shares issued price per share | $ / shares								$ 10.00
Gross proceeds from private placement								$ 5,195,000